Mobile Financial Services activities - Credit risk and counterparty risk management (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Cost of bank credit risk	€ 49	€ 48	€ 31
Mobile Finance Services
Disclosure of financial assets [line items]
Cost of bank credit risk	42
Provision related to the Covid-19 crisis		11
Overall reversal of provision	4
Mobile Finance Services | FRANCE
Disclosure of financial assets [line items]
Cost of bank credit risk	6
Cost of bank credit risk excluding exceptional adjustments	14
Forward-Looking Impact On Provisions	3
Mobile Finance Services | SPAIN
Disclosure of financial assets [line items]
Cost of bank credit risk	35
Reversal of Covid provisions or review of models	32
Mobile Handset Financing Outstanding	594	€ 469
Forward-Looking Impact On Provisions	€ 4